Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Value 25 Fund Inc
Entity Central Index Key	0000853438
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000088645
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class AAA
Trading Symbol	GVCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class AAA	$77	1.47%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Value 25 Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Value Index. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class AAA	S&P 500 Index	Russell 1000 Value Index
6/15	10,000	10,000	10,000
6/16	9,621	10,399	10,286
6/17	10,878	12,260	11,883
6/18	11,528	14,022	12,688
6/19	12,008	15,483	13,761
6/20	10,340	16,646	12,545
6/21	15,083	23,436	18,024
6/22	12,444	20,947	16,795
6/23	13,246	25,051	18,733
6/24	14,087	31,203	21,180
6/25	17,259	35,934	24,082

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class AAA	12.58%	22.52%	10.79%	5.61%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Value Index	6.00%	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 218,545,080
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 999,019
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,545,080 Number of Portfolio Holdings80 Portfolio Turnover Rate2% Management Fees$999,019
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.5%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.6%
Financial Services	14.9%
Broadcasting	8.3%
Electronics	8.3%
Environmental Services	7.5%
Metals and Mining	7.0%
Diversified Industrial	6.5%
Energy and Utilities	6.5%
Other Industry sectors	24.4%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.7%
The Bank of New York Mellon Corp.	6.8%
Newmont Corp.	6.6%
Republic Services Inc.	5.4%
National Fuel Gas Co.	5.2%
Paramount Global	5.0%
Crane Co.	4.8%
Madison Square Garden Sports Corp.	4.7%
American Express Co.	4.5%
Atlanta Braves Holdings Inc.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002904
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class C
Trading Symbol	GVCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class C	$117	2.22%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Value 25 Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Value Index. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class C	The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
6/15	10,000	10,000	10,000	10,000
6/16	9,552	9,457	10,399	10,286
6/17	10,713	10,511	12,260	11,883
6/18	11,266	10,949	14,022	12,688
6/19	11,647	11,210	15,483	13,761
6/20	9,958	9,489	16,646	12,545
6/21	14,426	13,652	23,436	18,024
6/22	11,802	11,057	20,947	16,795
6/23	12,484	11,585	25,051	18,733
6/24	13,177	12,112	31,203	21,180
6/25	16,042	14,624	35,934	24,082

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class C	12.23%	21.75%	10.01%	4.84%
The Gabelli Value 25 Fund Inc. - Class C (includes sales charge)	11.23%	20.75%	10.01%	4.84%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Value Index	6.00%	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 218,545,080
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 999,019
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,545,080 Number of Portfolio Holdings80 Portfolio Turnover Rate2% Management Fees$999,019
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.5%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.6%
Financial Services	14.9%
Broadcasting	8.3%
Electronics	8.3%
Environmental Services	7.5%
Metals and Mining	7.0%
Diversified Industrial	6.5%
Energy and Utilities	6.5%
Other Industry sectors	24.4%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.7%
The Bank of New York Mellon Corp.	6.8%
Newmont Corp.	6.6%
Republic Services Inc.	5.4%
National Fuel Gas Co.	5.2%
Paramount Global	5.0%
Crane Co.	4.8%
Madison Square Garden Sports Corp.	4.7%
American Express Co.	4.5%
Atlanta Braves Holdings Inc.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034316
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class I
Trading Symbol	GVCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class I	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Value 25 Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Value Index. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class I	S&P 500 Index	Russell 1000 Value Index
6/15	10,000	10,000	10,000
6/16	9,646	10,399	10,286
6/17	10,941	12,260	11,883
6/18	11,647	14,022	12,688
6/19	12,180	15,483	13,761
6/20	10,537	16,646	12,545
6/21	15,438	23,436	18,024
6/22	12,794	20,947	16,795
6/23	13,669	25,051	18,733
6/24	14,621	31,203	21,180
6/25	18,002	35,934	24,082

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class I	12.91%	23.13%	11.31%	6.06%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Value Index	6.00%	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 218,545,080
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 999,019
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,545,080 Number of Portfolio Holdings80 Portfolio Turnover Rate2% Management Fees$999,019
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.5%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.6%
Financial Services	14.9%
Broadcasting	8.3%
Electronics	8.3%
Environmental Services	7.5%
Metals and Mining	7.0%
Diversified Industrial	6.5%
Energy and Utilities	6.5%
Other Industry sectors	24.4%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.7%
The Bank of New York Mellon Corp.	6.8%
Newmont Corp.	6.6%
Republic Services Inc.	5.4%
National Fuel Gas Co.	5.2%
Paramount Global	5.0%
Crane Co.	4.8%
Madison Square Garden Sports Corp.	4.7%
American Express Co.	4.5%
Atlanta Braves Holdings Inc.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002902
Shareholder Report [Line Items]
Fund Name	The Gabelli Value 25 Fund Inc.
Class Name	Class A
Trading Symbol	GABVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Value 25 Fund Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Value 25 Fund Inc. - Class A	$77	1.47%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Value 25 Fund outperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 1000 Value Index. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Value 25 Fund Inc. - Class A	The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
6/15	10,000	10,000	10,000	10,000
6/16	9,621	9,068	10,399	10,286
6/17	10,874	9,659	12,260	11,883
6/18	11,526	9,650	14,022	12,688
6/19	11,998	9,467	15,483	13,761
6/20	10,344	7,693	16,646	12,545
6/21	15,082	10,571	23,436	18,024
6/22	12,448	8,223	20,947	16,795
6/23	13,245	8,247	25,051	18,733
6/24	14,079	8,262	31,203	21,180
6/25	17,257	9,545	35,934	24,082

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Value 25 Fund Inc. - Class A	12.61%	22.57%	10.78%	5.61%
The Gabelli Value 25 Fund Inc. - Class A (includes sales charge)	6.14%	15.53%	9.47%	4.98%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Russell 1000 Value Index	6.00%	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 218,545,080
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 999,019
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$218,545,080 Number of Portfolio Holdings80 Portfolio Turnover Rate2% Management Fees$999,019
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.5%
U.S. Government Obligations	1.5%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Entertainment	16.6%
Financial Services	14.9%
Broadcasting	8.3%
Electronics	8.3%
Environmental Services	7.5%
Metals and Mining	7.0%
Diversified Industrial	6.5%
Energy and Utilities	6.5%
Other Industry sectors	24.4%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.7%
The Bank of New York Mellon Corp.	6.8%
Newmont Corp.	6.6%
Republic Services Inc.	5.4%
National Fuel Gas Co.	5.2%
Paramount Global	5.0%
Crane Co.	4.8%
Madison Square Garden Sports Corp.	4.7%
American Express Co.	4.5%
Atlanta Braves Holdings Inc.	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends